  b

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2%
	Australia - 0.3%
121	Cochlear Ltd.	$ 27,298
3,503	Coles Group Ltd.	41,460
3,362	Fortescue Metals Group Ltd.	41,483
		110,241
	Bermuda - 0.5%
737	RenaissanceRe Holdings Ltd.	170,918

	Canada - 0.9%
74	Constellation Software, Inc.	233,466
743	Restaurant Brands International, Inc.	52,018
		285,484
	Denmark - 0.7%
8,000	Danske Bank A/S	244,807

	France - 1.2%
6,345	Engie S.A.	99,899
9,943	Orange S.A.	110,358
1,062	Publicis Groupe S.A.	111,110
691	Vinci S.A.	79,014
		400,381
	Germany - 1.7%
2,338	BASF S.E.(a)	109,115
1,753	Bayerische Motoren Werke A.G.	162,905
2,901	Daimler Truck Holding A.G.	112,270
2,156	Fresenius S.E. & Company KGaA(a)	77,485
3,284	Vonovia S.E.	101,027
		562,802
	Israel - 0.8%
16,191	Teva Pharmaceutical Industries Ltd. - ADR(a)	282,209

	Italy - 2.3%
7,103	Assicurazioni Generali SpA	184,055
73,335	Intesa Sanpaolo SpA	297,827

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	Italy - 2.3% (Continued)
7,065	UniCredit SpA	$ 290,365
		772,247
	Japan - 9.7%
8,668	Canon, Inc.	274,403
3,100	Central Japan Railway Company	73,365
18,868	Honda Motor Company Ltd.	207,458
11,400	Inpex Corporation	177,020
2,200	ITOCHU Corporation	114,308
23,200	Japan Post Bank Company Ltd.	244,014
7,348	Japan Tobacco, Inc.	217,507
6,668	JFE Holdings, Inc.	98,378
4,980	Komatsu Ltd.	144,852
3,706	Marubeni Corporation	70,771
1,834	Mitsui OSK Lines Ltd.	58,916
9,000	MS&AD Insurance Group Holdings, Inc.	215,218
5,248	Nippon Steel Corporation	114,914
2,557	Nippon Yusen KK	83,627
1,268	Nitto Denko Corporation	111,230
5,668	Otsuka Holdings Company Ltd.	293,743
2,000	SCREEN Holdings Co Ltd	172,171
7,700	Sompo Holdings, Inc.	178,219
8,900	Subaru Corporation	177,444
2,800	Sumitomo Corporation(a)	70,620
14,600	Tokyo Electric Power Company Holdings, Inc.(a)	72,886
2,700	Toyota Tsusho Corporation(a)	54,669
		3,225,733
	Liberia - 0.8%
1,602	Royal Caribbean Cruises Ltd.(a)	251,065

	Netherlands - 2.3%
1,895	AerCap Holdings N.V.	178,035
1,260	EXOR N.V.	129,070
3,120	Koninklijke Ahold Delhaize N.V.	100,610
29,678	Koninklijke KPN N.V.	116,848

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	Netherlands - 2.3% (Continued)
3,106	Koninklijke Philips N.V.(a)	$ 87,715
8,891	Stellantis N.V.	148,302
		760,580
	Norway - 0.6%
7,300	Equinor ASA	194,060

	Spain - 1.6%
47,841	CaixaBank S.A.	279,017
1,780	Industria de Diseno Textil S.A.	86,465
11,390	Repsol S.A.	162,494
		527,976
	Sweden - 0.4%
5,507	Volvo A.B., B Shares	140,586

	United Kingdom - 4.0%
7,027	3i Group plc	282,528
2,170	Coca-Cola Europacific Partners plc	160,081
12,961	GSK plc	251,893
8,543	Imperial Brands plc	235,430
533	InterContinental Hotels Group PLC	53,712
573	Next plc	66,831
29,082	Rolls-Royce Holdings plc(a)	168,065
26,955	Tesco PLC	114,889
		1,333,429
	United States - 71.4%
12,309	Albertsons Companies, Inc., Class A	244,087
1,059	Allstate Corporation (The)	181,216
4,369	Altria Group, Inc.	214,125
5,295	Applied Materials, Inc.	1,123,599
8,175	AppLovin Corporation, Class A(a)	630,293
270	AutoZone, Inc.(a)	846,096
5,520	Bank of New York Mellon Corporation (The)	359,186
927	Berkshire Hathaway, Inc., Class B(a)	406,490
2,822	Cardinal Health, Inc.	284,542

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	United States - 71.4% (Continued)
5,274	Carrier Global Corporation	$ 359,212
987	Caterpillar, Inc.	341,699
1,090	Cencora, Inc.	259,289
3,624	Centene Corporation(a)	278,758
836	Cigna Group (The)	291,488
8,468	Cognizant Technology Solutions Corporation, Class A	640,858
11,646	Comcast Corporation, Class A	480,630
4,810	Core & Main Inc. - Class A(a)	257,190
7,891	Dell Technologies, Inc., Class C	897,049
3,680	Delta Air Lines, Inc.	158,314
1,172	Diamondback Energy, Inc.	237,108
10,113	DocuSign, Inc.(a)	561,069
3,501	Eastman Chemical Company	361,758
11,722	eBay, Inc.	651,860
609	Elevance Health, Inc.	324,006
1,567	Entergy Corporation	181,725
3,007	Evergy, Inc.	174,406
1,293	Fiserv, Inc.(a)	211,496
11,656	Ford Motor Company	126,118
852	HCA Healthcare, Inc.	309,319
6,201	Healthpeak Properties, Inc.	135,306
6,279	Host Hotels & Resorts, Inc.	109,945
34,503	HP, Inc.	1,245,213
3,580	International Business Machines Corporation	687,861
3,046	JPMorgan Chase & Company	648,189
4,751	Kroger Company (The)	258,930
892	Lennar Corporation, Class A	157,822
1,172	Marathon Petroleum Corporation	207,467
618	McKesson Corporation	381,319
3,636	Merck & Company, Inc.	411,340
1,900	Meta Platforms, Inc., Class A	902,177
4,529	MGM Resorts International(a)	194,611
2,216	Molson Coors Beverage Company, Class B	117,116
9,465	NetApp, Inc.	1,201,866

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	United States - 71.4% (Continued)
4,304	Omnicom Group, Inc.	$ 421,964
2,601	PACCAR, Inc.	256,615
1,498	Phillips 66	217,929
1,204	PulteGroup, Inc.	158,928
845	Reinsurance Group of America, Inc.	190,488
266	Reliance, Inc.	81,013
8,160	Robinhood Markets, Inc.(a)	167,851
878	Simon Property Group, Inc.	134,720
9,514	SS&C Technologies Holdings, Inc.	694,047
664	Steel Dynamics, Inc.	88,458
7,230	Synchrony Financial	367,212
2,609	T Rowe Price Group, Inc.	297,974
1,072	Toll Brothers, Inc.	152,985
2,575	Tyson Foods, Inc., Class A	156,818
3,708	United Airlines Holdings, Inc.(a)	168,417
237	United Rentals, Inc.	179,433
1,354	Valero Energy Corporation	218,969
11,453	Verizon Communications, Inc.	464,076
25,825	Viatris, Inc.	311,450
4,208	VICI Properties, Inc.	131,542
2,181	Vistra Corporation	172,779
5,272	Williams-Sonoma, Inc.	815,473
		23,901,289

	TOTAL COMMON STOCKS (Cost $27,880,905)	33,163,807

	TOTAL INVESTMENTS - 99.2% (Cost $27,880,905)	$ 33,163,807
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	255,526
	NET ASSETS - 100.0%	$ 33,419,333

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.